1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

ADAM T. TEUFEL

adam.teufel@dechert.com
+1 202 261 3464 Direct
+1 202 261 3164 Fax

December 19, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hartford Funds Exchange-Traded Trust (the “Registrant”)
File No. 811-23222

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-1A with respect to two of its series, Hartford Quality Bond ETF and Hartford Corporate Bond ETF, each an exchange-traded fund. The Registrant is filing a Notice of Registration on Form N-8A concurrently with this filing.

No fee is required in connection with this filing. Please contact me at (202) 261-3464 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc:	Alice A. Pellegrino
John V. O’Hanlon